AQR Long-Short Equity Fund Average Annual Total Returns	12 Months Ended	49 Months Ended	60 Months Ended	67 Months Ended	99 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Net Total Return USD Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	21.09%		12.15%			12.17%
ICE BofA US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.18%	3.92%	3.17%	2.86%	2.53%	2.18%
50% MSCI World Net Total Return USD Index and 50% ICE BofA US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.45%		7.84%			7.36%
I
Prospectus [Line Items]
Average Annual Return, Percent	34.43%		27.70%			12.27%
I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	33.77%		23.88%			9.90%
I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	20.67%		20.73%			8.78%
N
Prospectus [Line Items]
Average Annual Return, Percent	34.06%		27.38%			11.98%
R6
Prospectus [Line Items]
Average Annual Return, Percent	34.53%		27.81%			12.38%